Note 1 - Summary of Significant Accounting Policies (Details Textual) - EUR (€) € / shares in Units, € in Thousands								12 Months Ended
	Apr. 26, 2016	Apr. 14, 2016	May 28, 2013	Jan. 18, 2013	Mar. 28, 2012	Jun. 25, 2010	Oct. 29, 2007	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 18, 2016	Dec. 31, 2013	Dec. 19, 2012	Jun. 24, 2010	Dec. 31, 2007	May 22, 2007
Product Warranty Expense								€ 319	€ 354	€ 429
Research Tax Credit								511	448	518
Advertising Expense								€ 744	€ 461	€ 413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								575,000	0	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options								€ 605
Employee Benefits and Share-based Compensation								€ 360	€ 66	€ 140
Maintenance Contracts, Useful Life								1 year
Patents [Member]
Finite-Lived Intangible Asset, Useful Life								5 years
Licensing Agreements [Member]
Finite-Lived Intangible Asset, Useful Life								5 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life								7 years
The 2007 Plan [Member]
Common Stock, Shares Subscribed but Unissued																600,000
The 2010 Plan [Member]
Common Stock, Shares Subscribed but Unissued														229,100
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued													500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued											1,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								575,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								4 years 120 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								1,427,438	917,188	1,095,850		1,310,850
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						95,912	504,088
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								377,838
Employee Stock Option [Member] | The 2007 Plan [Member] | October 29, 2007 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							504,088
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price							€ 3.99
Equity Restrictions, Term of Holding Before Sale of Stock							4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options															€ 1,731
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								327,838
Employee Benefits and Share-based Compensation								€ 0	€ 0	€ 0
Employee Stock Option [Member] | The 2007 Plan [Member] | June 25, 2010 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						95,912
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price						€ 1.88
Equity Restrictions, Term of Holding Before Sale of Stock						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options						€ 143
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								50,000
Employee Benefits and Share-based Compensation								€ 0	0	8
Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						229,100
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price						€ 2.38
Equity Restrictions, Term of Holding Before Sale of Stock						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options														€ 328
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								127,100
Employee Benefits and Share-based Compensation								€ 0	0	4
Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price				€ 1.91
Equity Restrictions, Term of Holding Before Sale of Stock				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options												€ 660
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								362,500
Employee Benefits and Share-based Compensation								€ 29	€ 66	€ 128
Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	575,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	€ 3.22
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options								€ 331
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								560,000
Employee Benefits and Share-based Compensation								€ 331
American Depository Shares (ADS) [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues		3,283,284	3,000,000		2,812,500
Maximum [Member]
Standard Product Warranty Period								2 years
Maximum [Member] | Employee Stock Option [Member] | The 2007 Plan [Member] | October 29, 2007 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Maximum [Member] | Employee Stock Option [Member] | The 2007 Plan [Member] | June 25, 2010 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Maximum [Member] | Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Maximum [Member] | Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Maximum [Member] | Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Minimum [Member]
Standard Product Warranty Period								1 year
Minimum [Member] | Employee Stock Option [Member] | The 2007 Plan [Member] | October 29, 2007 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
Minimum [Member] | Employee Stock Option [Member] | The 2007 Plan [Member] | June 25, 2010 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year
Minimum [Member] | Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year
Minimum [Member] | Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				1 year
Minimum [Member] | Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Devices Leased Under RPPs and Devices Subject to Sale and Leaseback Transactions [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life								7 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life								10 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life								10 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life								3 years
Furniture, Fixtures, Fittings, and Other [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life								10 years
Furniture, Fixtures, Fittings, and Other [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life								2 years